Summary of Significant Accounting Policies (Details) - USD ($)		12 Months Ended
	Nov. 11, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 11, 2020	Mar. 31, 2020	Oct. 28, 2019	May 16, 2019	Jul. 03, 2017
Summary of Significant Accounting Policies (Details) [Line Items]
Loan participations sold		$ 17,316,000	$ 12,478,000
Interest expense from loan participations		1,961,000	1,405,000
Advertising costs		3,013,000	1,903,000	$ 2,727,000
Recognized compensation expense		377,000	322,000	132,000
Restricted cash		764,000
Cash collateral		471,000
Depreciation and amortization		3,632,000	5,202,000	4,674,000
Loans receivable fair value			43,338,000
Principal balances		390,689,000	43,338,000
Net of unamortized costs, origination fees, premiums and discounts		11,337,000	113,000
Unrealized losses loan receivable		22,033,000
Historical cost			225,848,000
Unearned income		68,651,000	67,121,000
Impairment charges		12,500,000
Interests value		74,923	27,617
Investment securities		26,948
Senior notes payable		$ 870,783,000
Indefinite-lived intangible assets, percentage		13.80%
Segment of carring value amount			101,200,000				$ 98,000
Fair value					$ 89,500		97,200,000
Impairment charge					$ 8,500		$ 4,000,000
Derivative and foreign currency translation, description		As of December 31, 2020, forward exchange contracts in the amount of 6,000 Euros were outstanding.
Net loss		$ 285,000
Transaction gains (loss)		(639,000)	(238,000)	1,294,000
Equity investments		54,953,000	51,235,000
Participation agreements amount		17,316,000	12,478,000
Conversion of loans receivable		11,133,000
Conversion of loans receivable shares of stock		26,238,000
Loan receivable amount		61,687,000	12,209,000
Cash funded		24,434,000
Remains payable		37,253,000
Operating lease right-of-use		8,915,000	1,032,000
Operating lease liabilities		8,915,000	1,032,000
Purchase of warrants amount			990,000
Fair value adjustments on loans			106,463,000
Dividends received			3,194,000	2,628,000
Fixed Income Securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Interest expense		40,490,000	30,739,000	23,039,000
National Holdings Corporation [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payments to acquire businesses		$ 195,000,000		$ 22,900,000
Exercise price (in Dollars per share)		$ 3.25
Percentage of voting interests acquired		45.20%		24.00%
Number of shares acquire (in Shares)		6,159,550
Fair Value, Measurements, Recurring [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted cash			471,000
Loans receivable carrying value		$ 405,064,000	32,578,000
Principal balances		416,401,000	32,691,000
Total assets measured in Level 3		539,981,000	$ 152,589,000
Senior notes payable		$ 898,606,000
Great American Global Partners, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership, percentage		50.00%
Bebe Stores Inc. ("bebe") [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership, percentage			39.50%
Additional purchase of shares (in Shares)	1,500,000
Additional purchase of value	$ 7,500,000
Lingo Management, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership, percentage		40.00%
Minimum [Member] | Bebe Stores Inc. ("bebe") [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership, percentage		31.50%
Maximum [Member] | Bebe Stores Inc. ("bebe") [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership, percentage		39.50%
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of total assets measured in Level 3 of the hierarchy level		20.30%	6.60%
Wunderlich Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants repurchased (in Shares)										821,816
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants repurchased (in Shares)									638,311
Exercise price (in Dollars per share)									$ 4.35	$ 17.50
Warrants and rights outstanding									$ 2,777,000
Warrants held in cancelled (in Shares)						167,352
Class of warrant or right, outstanding (in Shares)		16,153
BR Brands Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants repurchased (in Shares)								200,000
Exercise price (in Dollars per share)								$ 26.24
2018 Employee Stock Purchase Plan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of shares reserved for future issuance (in Shares)		502,326
Loans receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Loans receivable fair value		$ 390,689,000	$ 43,338,000
Principal balances			232,118,000
Unearned income			$ 6,270,000